Summary of Significant Accounting Policies (Details) - Schedule of loans outstanding - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of loans outstanding [Abstract]
Outstanding principal, beginning of year	$ 1,047	$ 1,246
Changes in composition of related parties	936	(129)
Principal disbursed during the year
Principal repaid and refinanced during the year	(578)	(70)
Outstanding principal, end of year	$ 1,405	$ 1,047